Note 3. Business Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Note 3. Business Acquisitions

NOTE 3.   BUSINESS ACQUISITIONS

From June 19, 2015 through August 31, 2015, the Company completed three acquisitions which consisted of billboard structures, displays, and related personal property, from Bell Media, LLC, Fair Outdoor, LLC and I-85 Advertising, LLC.  All of the acquisitions were accounted for as business combinations under the provisions of ASC 805.

Jag, Inc.

On February 16, 2016, the Company's subsidiary, LMW entered into a purchase agreement with Jag, Inc. for the purchase of 422 billboard displays, directional signs, equipment and related assets from Jag, Inc.  The assets acquired are located in Wisconsin.  The transaction was accounted for as a business combination under the provisions of ASC 805.  The cash purchase price for the acquired business was $6,954,246 of which $687,500 was escrowed.  The purchase price is subject to certain post-closing adjustments.  The assets were acquired for the purpose of expanding the Company's presence in the outdoor advertising market.

The provisional allocation of the purchase price is as follows:

Property and Equipment:

Structures and displays	$3,252,940
Vehicles, tools and equipment	79,737

Total Property and Equipment	3,332,677

Intangible Assets:

Customer relationships	694,400
Permits and lease acquisition costs	589,491
Noncompetition agreement	104,300
Easement	55,000
Goodwill	2,072,038

Total Intangible Assets	3,515,229

Accounts receivable	106,340

Total	$6,954,246

The allocation of the purchase price is based on internal information and will be revised when an independent appraisal has been completed.

The Company amortizes the noncompetition agreement according to the terms of the asset purchase agreement.  Permits and lease acquisition costs, and customer relationships are amortized over the average period of expected benefit determined from internal information.  Amortization of customer relationships, permits, lease acquisition costs, and the noncompetition agreement for the nine months ended September 30, 2016 and 2015 was $186,724 and $0, respectively.

Since the date of acquisition, revenues of $1,003,665 were included in the Company's consolidated net loss for the nine months ended September 30, 2016.

In addition on February 16, 2016, the Company made an insignificant acquisition, Rose City Outdoor, LLC and Rose City Outdoor of Florida, LLC, for a cash purchase price of $287,321.

The Warnock Agency, Inc.

On April 20, 2016, the Company's subsidiary, GIG, acquired the stock of The Warnock Agency.  The transaction was accounted for as a business combination under the provisions of ASC 805.  The cash purchase price was $1,345,000, of which $126,500 is not payable until eighteen months after closing.  TWA was acquired for the purpose of expanding the Company's presence in the insurance market.

The provisional allocation of the purchase price is as follows:

Property and Equipment:

Office furniture and equipment	$20,325

Intangible Assets:

Insurance contracts and licenses	281,500
Domain names	78,050
Proprietary software and bond form library	292,800
Goodwill	592,325

Total Intangible Assets	1,244,675

Cash	80,000

Total	$1,345,000

The allocation of the purchase price is based on internal information and will be revised when an independent appraisal has been completed.

Insurance contracts and licenses, domain names, proprietary software and the bond form library are amortized over the average period of expected benefit determined from internal information.  Amortization for the nine months ended September 30, 2016 and 2015 was $117,517 and $0, respectively.

Since the date of acquisition, revenues of $276,850 were included in the Company's consolidated net loss for the nine months ended September 30, 2016.

Kelley Outdoor Media LLC

On June 15, 2016, the Company's subsidiary, LMA entered into a purchase agreement for the purchase of twenty billboard displays and related assets from Kelley Outdoor Media, LLC and ArtRod Displays, Inc.  The assets acquired are located in Georgia.  The transaction was accounted for as a business combination under the provisions of ASC 805.  The cash purchase price for the acquired business was $2,021,885.  The assets were acquired for the purpose of expanding the Company's presence in the outdoor advertising market.

The provisional allocation of the purchase price is as follows:

Property and Equipment:

Structures and displays	$762,900

Intangible Assets:

Customer relationships	427,731
Permits	16,600
Noncompetition agreement	15,164
Goodwill	777,605

Total Intangible Assets	1,237,100

Accounts receivable	21,885

Total	$2,021,885

The allocation of the purchase price is based on internal information and will be revised when an independent appraisal has been completed.

During July 2016, Management determined that the provisional value assigned to customer relationships should be decreased from $712,886 to $427,731.  The decrease in customer relationships resulted in an increase in the provisional value of goodwill from $492,450 to $777,605.  The decrease in customer relationships also resulted in a decrease of $7,919 in amortization expense for the current period.

The Company amortizes the noncompetition agreement according to the terms of the asset purchase agreement.  Customer relationships and permits are amortized over the average period of expected benefit determined from internal information.  Amortization of customer relationships, permits, and the noncompetition agreement for the nine months ended September 30, 2016 and 2015 was $49,086 and $0, respectively.

Since the date of acquisition, revenues of $114,281 were included in the Company's consolidated net loss for the nine months ended September 30, 2016.

Pro Forma Information

The following is the unaudited pro forma information assuming all seven business acquisitions occurred on January 1, 2015.  For all of the business acquisitions depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs.  Depreciation is computed on the straight-line method over the estimated remaining economic lives of the assets, ranging from two years to fifteen years.  Amortization is computed on the straight-line method over the estimated useful lives of the assets ranging from eighteen months to fifty years.

Pro Forma Information

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015

Revenue	$1,042,237	$1,170,244	$3,359,015	$3,201,935

Net Income (Loss)	$(791,329)	$(502,241)	$(2,277,900)	$(1,290,598)

Basic and Diluted Earnings
(Loss) per Share	$(0.11)	$(0.21)	$(0.40)	$(1.23)

Basic and Diluted Weighted
Average Class A and Common
Shares Outstanding	6,896,923	2,441,536	5,744,898	1,046,178

The information included in the pro forma amounts is derived from historical information obtained from the sellers of the businesses. With respect to Bell Media and Kelley Outdoor Media, the above pro forma does not contain allocation of management overhead and other shared expenses for lines of business under common ownership, that were not acquired.

NOTE 3.   BUSINESS ACQUISITIONS

Bell Media, LLC

On June 19, 2015, the Company's subsidiary, LMA entered into a purchase agreement with Bell Media, LLC for the purchase of thirty-five billboard structures and related personal property from Bell Media, LLC.  The assets acquired are located in Alabama.  Bell Media, LLC sold only assets related to its outdoor advertising business.  The transaction was accounted for as a business combination under the provisions of ASC 805.  The cash purchase price was $6,684,604, including $300,000 for which payment was deferred until approvals for LMA to assume certain land leases were obtained.  The approvals were obtained in July, 2015 and the payment was made.  The business acquisition was effected for the purpose of the Company's entry into the outdoor advertising market.

The allocation of the purchase price is as follows:

Property and Equipment:
Structures and displays	$3,468,700

Intangible Assets:
Customer relationships	170,000
Permits, licenses, and lease acquisition costs	200,000
Noncompetition and non-solicitation agreements	98,000
Goodwill	2,747,904

3,215,904

Total	$6,684,604

The allocation of the purchase price is based on an appraisal by an independent third party valuation firm.

Noncompetition and non-solicitation agreements, customer relationships, permits, licenses, and lease acquisition costs are amortized over the average period of expected benefit determined from the information contained in the independent appraisal.  Amortization of noncompetition and non-solicitation agreements, customer relationships, permits, licenses, and lease acquisition costs for the years ended December 31, 2015 and 2014 was $72,042 and $0, respectively.

Net earnings of $15,396 for the period from June 19 through June 30, 2015 was credited to the gross purchase price of $6,700,000 as an adjustment of the purchase price.  Revenues included in the Company's consolidated net loss for the year ended December 31, 2015 were $597,309.

Fair Outdoor, LLC

On July 23, 2015, the Company's subsidiary, LMF entered into a purchase agreement with Fair Outdoor, LLC for the purchase of one billboard structure and two digital displays and related personal property from Fair Outdoor, LLC.  The assets acquired are located in Florida.  The transaction was accounted for as a business combination under the provisions of ASC 805.  The cash purchase price was $1,945,061.  The business acquisition was effected for the purpose of expanding the Company's presence in the outdoor advertising market.

The allocation of the purchase price is as follows:

Property and Equipment:
Structures and displays	$370,000

Intangible Assets:
Permits	52,200
Customer relationships	536,300
Goodwill	986,561

1,575,061

Total	$1,945,061

The allocation of purchase price is based on an appraisal by an independent third party valuation firm.

Permits and customer relationships are amortized over the average period of expected benefit determined from the information contained in the independent appraisal.  Amortization of permits and customer relationships for the year ended December 31, 2015 and 2014 was $76,654 and $0, respectively.

Adjustments to the gross purchase price of $2,000,000 were $54,939 and included net earnings of $13,939 for the period from July 23 through August 23, 2015.  Since the date of acquisition, revenues of $85,853 were included in the Company's consolidated net loss for the year ended December 31, 2015.

I-85 Advertising, LLC

On August 31, 2015, the Company's subsidiary, LMA entered into a purchase agreement with I-85 Advertising, LLC for the purchase of five billboard structures with ten faces and related personal property from I-85 Advertising, LLC.  The assets acquired are located in Georgia.  The transaction was accounted for as a business combination under the provisions of ASC 805.  The cash purchase price was $1,294,900.  The business acquisition was effected for the purpose of expanding the Company's presence in the outdoor advertising market.

The allocation of the purchase price is as follows:

Property and Equipment:
Structures and displays	$587,500

Intangible Assets:
Easements	11,000
Permits	52,200
Goodwill	644,200

707,400

Total	$1,294,900

The allocation of purchase price is based on an appraisal by an independent third party valuation firm.

The easements are permanent easements which grant the Company the right to use real property not owned by the Company.  Since these rights are perpetual, they are not amortized.  Permits are amortized over the average period of expected benefit determined from the information contained in the independent appraisal.  Amortization of permits for the year ended December 31, 2015 and 2014 was $1,740 and $0, respectively.

Net earnings of $5,100 for the period from August 31 through November 30, 2015 were credited to the gross purchase price of $1,300,000 as an adjustment to the purchase price.  Since the date of acquisition, revenues of $30,050 were included in the Company's consolidated net loss for the year ended December 31, 2015.

Pro Forma Information

The following is the unaudited pro forma information assuming all three acquisitions occurred on January 1, 2014. For all of the business acquisitions depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs.  Depreciation is computed on the straight line method over the estimated remaining economic lives of the assets, ranging from three years to fifteen years.  Amortization is computed on the straight-line method over the estimated useful lives of the assets, ranging from two years to ten years.

	For the Years Ended
	December 31,
	2015	2014

Revenue	$1,601,093	$1,554,123

Net (Loss) Income	$(1,066,070)	$19,576

Basic and Diluted
(Loss) Earnings per Share	$(0.72)	$0.07

Basic and Diluted Weighted
Average Class A and Common
Shares Outstanding	1,481,310	266,954

With respect to Bell Media, the above pro-forma does not contain allocation of management overhead and other shared expenses for lines of business under common ownership that were not acquired.

Future Amortization

The future amortization associated with the intangible assets acquired in the abovementioned acquisitions is as follows:

	2016	2017	2018	2019	2020	Thereafter	Total

Customer relationships	$263,749	$217,707	$104,324	$-	$-	$-	$585,780
Permits, licenses and
lease acquisition costs	30,440	30,440	30,440	30,440	30,440	137,451	289,651
Noncompete agreement	14,000	14,000	14,000	14,000	6,417	-	62,417
Nonsolicitation agreement	14,000	6,417	-	-	-	-	20,417

	$322,189	$268,564	$148,764	$44,440	$36,857	$137,451	$958,265

The weighted average amortization period, in months, for intangible assets is as follows:

Customer relationships	27
Permits, licenses and lease acquisition costs	114
Noncompete agreement	53
Nonsolicitation agreement	18

Acquisition costs incurred during 2015 for the above acquisitions were $186,220 and are included in professional fees on the consolidated statement of operations.